RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

Related parties include key management personnel, their close family members and entities under their control or joint control. Key management personnel are those having authority and responsibility for the planning directing and controlling the activities of the entity, directly or indirectly. The Company defines key management personnel as the Company’s C-level executives and Board of Directors. The Company’s relationship with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship with the Company
Qian Zhang

Former Director and CEO of Sundial from May 31, 2023 to July 10, 2024; Operating Officer (“COO”) of Sundial since July 10, 2024 Former Director and Interim CEO of Aether from August 25, 2023 to September 11, 2023

Hao Hu

Chief Information Officer (“CIO”) of Sundial since March 15, 2023; Director of Sundial since September 9, 2023; Interim Chief Executive Officer of Sundial since July 10, 2024; Former Director and CTO of Aether from August 25, 2023 to September 11, 2023

Nicolas Kuan Liang Lin	Chief Executive Officer (“CEO”) since September 11, 2023 and Director of Aether since August 25, 2023

David Chi Ching Ho	Chief Strategy Officer (“CSO”) since April 1, 2024

Siu Hang (Henry) Wong	Director of Business Development since December 1, 2024 to February 1, 2025 Former Chief Operating Officer (“COO”) from June 1, 2024 to November 20, 2024

Elixir Technology Inc.	Aether’s principal common shareholder

Jaclyn Wu	Director of Sundial since August 16, 2022; Director of Aether since August 25, 2023.

Monic Wealth Solutions Ltd.	Owned by Jaclyn Wu, a director of Aether and Sundial.

Ledger Pros LLC	Owned by Suresh R. Iyer, the Chief Financial Officer (“CFO”) since May 16, 2024

Suresh R. Iyer	Chief Financial Officer (“CFO”) since May 16, 2024

Related Party transactions

The Company had the following related party transactions:

A) Due to related parties

The Company’s balances due to related parties as of March 31, 2025 and September 30, 2024 were as follows:

Name	March 31, 2025	September 30, 2024
Qian Zhang	$5,034	$5,034
Elixir Technology Inc.	5,157	5,157
Jaclyn Wu	110,000	50,055
Nicolas Kuan Liang Lin	170,000	80,014
David Chi Ching Ho	60,000	29,959
Siu Hang (Henry) Wong	-	4,931
Suresh R. Iyer	12,000	6,000
Ledger Pros LLC	29,400	10,800
Hao Hu	6	2
Total due to related parties	$391,597	$191,952

The amounts due to related party as of March 31, 2025 and September 30, 2024 are unsecured, interest-free, and due on demand.

AETHER HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 11 — RELATED PARTY TRANSACTIONS (continued)

Related Party transactions (continued)

B) Services rendered from related party

During the six months ended March 31, 2024, the Company issued 50,896 shares of common stock, valued at $0.84 per share, as compensation for consulting services provided by Monic Wealth Solutions Ltd., for a total value of $42,753. (See Note 8A). No shares were issued to Monic Wealth Solutions Ltd. for the six months ended March 31, 2025.

During the three and six months ended March 31, 2024, the Company incurred $10,689 and $50,127 for the marketing and sales channel services provided by Monic Wealth Solutions Ltd. During the three and six months ended March 31, 2025, the Company incurred $0 for the for the marketing and sales channel services provided by Monic Wealth Solutions Ltd.

During the three and six months ended March 31, 2025, the Company incurred $9,600 and 18,600 for the accounting services provided by Ledger Pros LLC. During the three and six months ended March 31, 2024, the Company incurred $0 for the accounting services provided by Ledger Pros LLC.

C) Wages and salaries for services rendered by executive officers and directors

	For the three months ended
Name	March 31, 2025	March 31, 2024
Qian Zhang	$28,800	$35,600
Hao Hu	37,502	54,500
Jaclyn Wu	30,000	15,000
Nicolas Kuan Liang Lin	45,000	-
David Chi Ching Ho	15,000	-
Siu Hang (Henry) Wong	2,000	-
Suresh R. Iyer	18,000	-
Total wages and salaries	$176,302	$105,100

	For the six months ended
Name	March 31, 2025	March 31, 2024
Qian Zhang	$57,600	$59,600
Hao Hu	75,004	84,500
Jaclyn Wu	60,000	15,000
Nicolas Kuan Liang Lin	90,000	-
David Chi Ching Ho	30,000	-
Siu Hang (Henry) Wong	12,398	-
Suresh R. Iyer	36,000	-
Total compensations paid to related parties	$361,002	$159,100

Proforma wages and salaries paid to the executive officers and directors

The Company entered into employment agreements with several executive officers and non-independent director agreements with Mr. Lin and Ms. Wu between April and August 2024. The general and administrative expenses for the three and six months ended March 31, 2024 would increase by $123,003 and $246,005 if the employment agreements with the executive officers and directors commenced on October 1, 2022.

Pro Forma information if employment agreements with the executive officers and directors commenced on October 1, 2022	Three months ended March 31, 2024	Six months ended March 31, 2024
General and administrative expenses (pro forma)	$532,572	$949,629
Pro forma net loss and comprehensive loss (pro forma)	(305,278)	(522,219)
Pro forma net loss per share – basic and diluted (pro forma)	(0.03)	(0.06)
Weighted average number of shares of common stock outstanding – basic and diluted*	9,531,267	9,181,426

*	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.

AETHER HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 10 — RELATED PARTY TRANSACTIONS

Related parties include key management personnel, their close family members and entities under their control or joint control. Key management personnel are those having authority and responsibility for the planning directing and controlling the activities of the entity, directly or indirectly. The Company defines key management personnel as the Company’s C-level executives and board of directors. The Company’s relationship with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship with the Company
Qian Zhang

Former Director and CEO of Sundial from May 31, 2023 to July 10, 2024; Operating Officer (“COO”) of Sundial since July 10, 2024 Former Director and Interim CEO of Aether from August 25, 2023 to September 11, 2023

Hao Hu	Chief Information Officer (“CIO”) of Sundial since March 15, 2023; Director of Sundial since September 9, 2023; Interim Chief Executive Officer of Sundial since July 10, 2024; Former Director and CTO of Aether from August 25, 2023 to September 11, 2023

Nicolas Kuan Liang Lin	Chief Executive Officer (“CEO”) since September 11, 2023 and Director of Aether since August 25, 2023

David Chi Ching Ho	Chief Strategy Officer (“CSO”) since April 1, 2024

Siu Hang (Henry) Wong	Former Chief Operating Officer (“COO”) of Aether from June 1, 2024, to November 20, 2024

Jason Goepfert	Former 21% shareholder of Sundial, Director of Sundial from July 16, 2021 to December 19, 2022

Elixir Technology Inc.	Aether’s principal common shareholder

Jaclyn Wu	Director of Sundial since August 16, 2022; Director of Aether since August 25, 2023.

Monic Wealth Solutions Ltd.	Owned by Jaclyn Wu, a director of Aether and Sundial.

Ledger Pros LLC	Owned by Suresh R. Iyer, the Chief Financial Officer (“CFO”) since May 16, 2024

Suresh R. Iyer	Chief Financial Officer (“CFO”) since May 16, 2024

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10 — RELATED PARTY TRANSACTIONS (continued)

Related Party transactions

The Company had the following related party transactions:

A) Due to related parties

The Company’s balances due to related parties as of September 30, 2024 and 2023 were as follows:

Name	September 30, 2024	September 30, 2023
Qian Zhang	$5,034	$12,262
Elixir Technology Inc.	5,157	14,971
Jaclyn Wu	50,055	-
Nicolas Kuan Liang Lin	80,014	-
David Chi Ching Ho	29,959	-
Siu Hang (Henry) Wong	4,931	-
Suresh R. Iyer	16,800	-
Hao Hu	2	-
Total due to related parties	$191,952	$27,233

The amounts due to related parties as of September 30, 2024 and 2023 primarily represent unpaid compensation for the Company’s executive officers and directors (See Note 10E).

B) Payable related to acquisition of non-controlling interest to a related party

Name	September 30, 2024	September 30, 2023
Jason Goepfert	$-	$128,267
Total payable related to acquisition of non-controlling interest to a related party	$-	$128,267

C) Services rendered from related party

During the fiscal year ended September 30, 2024, the Company issued 50,896 shares of common stock, valued at $0.84 per share, as compensation for consulting services provided by Monic Wealth Solutions Ltd., for a total value of $42,753. (See Note 7B). During the years ended September 30, 2024 and 2023, the Company incurred total selling expenses of $28,750 and $0 for the marketing and sales channel services provided by Monic Wealth Solutions Ltd.

During the year ended September 30, 2023, the Company issued shares for an aggregate value of $351,562 to Mr. Hao Hu for services rendered to the Company. (See Note 7B)

D) Acquisition of non-controlling interest in Sundial

On January 1, 2023, Jason Goepfert (“Goepfert”) and Sundial entered into a share repurchase agreement. Pursuant to the agreement, Sundial repurchased 300 shares of Sundial common stock from Goepfert, free and clear of all liens, pledges, security interests, restrictions of transfer, or encumbrances of any kind for an aggregate price of $351,562, or $1,171.875 per share. (See Note 7A)

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10 — RELATED PARTY TRANSACTIONS (continued)

Related Party transactions (continued)

E) Wages and salaries for services rendered by executive officers and directors

Name	September 30, 2024	September 30, 2023
Qian Zhang	$117,150	$60,000
Hao Hu	159,502	72,000
Jason Goepfert	-	35,321
Jaclyn Wu	65,055	-
Nicolas Kuan Liang Lin	80,014	-
David Chi Ching Ho	29,959	-
Siu Hang (Henry) Wong	19,931	-
Suresh R. Iyer	36,450	-
Total wages and salaries	$508,061	$167,321

Proforma wages and salaries paid to the executive officers and directors

The Company entered into employment agreements with several executive officers and non-independent director agreements between April and August 2024. The general and administrative expenses for the years ended September 30, 2024 and 2023 would increase by $275,599 and $522,585 if the employment agreements with the executive officers and directors commenced on October 1, 2022.

Pro Forma information if employment agreements with the executive officers and directors commenced on October 1, 2022	Year ended September 30, 2024	Year ended September 30, 2023
General and administrative expenses (pro forma)	$1,929,222	$1,809,875
Pro forma net loss and comprehensive loss (pro forma)	(1,215,035)	(818,332)
Pro forma net loss per share – basic and diluted (pro forma)	(0.13)	(0.10)
Weighted average number of shares of common stock outstanding – basic and diluted*	9,499,792	7,918,379

*	Shares and per share data are presented on a retrospective basis to reflect the reorganization and the 1.2-for-1 reverse stock split.

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS